Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ (55)	¥ 26
Credit (debit) amounts reclassified to earnings	(1)	0
Cumulative credit balance recognized in accumulated other comprehensive income	¥ 22	¥ 78